Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Revenues and Percentage of Combined Revenues for Customers

The following table presents revenues and percentages of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues during the three and six months ended June 30, 2018 and 2017. All of these customers are subsidiaries of major international oil companies.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2018		2017		2018		2017
Eni Trading and Shipping S.p.A.	$11,555	17%	$11,345	22%	$22,936	17%	$22,905	24%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	11,248	16%	11,249	22%	22,378	16%	22,378	23%
Equinor ASA	5,850	8%	5,778	11%	11,582	8%	11,459	12%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	9,283	13%	7,094	14%	18,222	13%	14,396	15%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	20,399	29%	11,675	23%	40,572	30%	15,401	16%
Standard Marine Tønsberg AS, a Norwegian subsidiary of ExxonMobil	4,448	6%	4,396	9%	8,847	6%	8,745	9%
Galp Sinopec Brasil Services B.V.	6,438	9%	—	0%	12,071	9%	—	0%